SHAREHOLDERS’ EQUITY (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Millions												6 Months Ended
	Jan. 26, 2026 ¥ / shares	Nov. 11, 2025 ¥ / shares shares	Oct. 17, 2025 USD ($) $ / shares shares	Aug. 12, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Feb. 27, 2025 USD ($) $ / shares shares	Jan. 06, 2025 USD ($) $ / shares shares	Nov. 15, 2023 USD ($) $ / shares shares	Nov. 07, 2022 USD ($) $ / shares shares	Apr. 08, 2021 USD ($) $ / shares shares	Apr. 08, 2021 CNY (¥) shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2024 shares	Jun. 29, 2022 shares	Aug. 13, 2020 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Public price per share | $ / shares										$ 4
Offering fees and expenses										$ 13,900,000	¥ 88.2
Common stock for issuance														5,300,000
Common stock issued and granted									5,300,000
Common stock granted fair value | $									$ 9,301,500
Price per share | $ / shares									$ 1.755
Ordinary shares, par value | ¥ / shares	¥ 0.50
Purchase price | $				$ 25,000,000
Reverse share split					1-for-10
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds | $			$ 25,000,000
Price per share | $ / shares			$ 1.10
Aggregate sale of units			22,727,275
Reverse share split	1-for-5	100-for-1
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares				$ 0.3125
Aggregate sale of units				80,000,000
Ordinary shares, par value | (per share)	¥ 0.10			$ 0.001	$ 0.5							$ 0.5
Reverse share split					1-for-10
Ordinary shares, shares authorized					900,000,000							900,000,000
Common stock, shares, issued					7,208							2,019,708
Common stock, shares, outstanding					7,208							2,019,708
Common Class A [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | (per share)		¥ 0.001	$ 0.001
Reverse share split		100-for-1
Common stock, shares, issued		100
Common stock, shares, outstanding		100
Class A Ordinary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares, issued												1,009,848
Common stock, shares, outstanding												1,009,848
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares					$ 0.001							$ 0.001
Ordinary shares, shares authorized					100,000,000							100,000,000
Common stock, shares, issued
Common stock, shares, outstanding
November 2023 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares								$ 0.13
Aggregate sale of units								373,846,160
Ordinary share								1
Initial exercise price per share | $ / shares								$ 0.33
Aggregate purchase price of warrants | $								$ 48,600,000
January 2025 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares							$ 0.15
Aggregate sale of units							10,200,000
Ordinary share							1
Initial exercise price per share | $ / shares							$ 0.344
Purchase price | $							$ 1,530,000
February 2025 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares						$ 0.13
Aggregate sale of units						173,400,000
Ordinary share						1
Initial exercise price per share | $ / shares						$ 0.3275
Purchase price | $					$ 22,500,000	$ 22,500,000
Reverse share split						1-for-10
February 2025 Securities Purchase Agreement [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares					$ 1.30
Ordinary shares, par value | $ / shares					0.001
Initial exercise price per share | $ / shares					$ 3.275
2022 Performance Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares								$ 0.251
Common stock granted | $								$ 1,179,700
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds | $										$ 15,000,000
Common stock, shares, outstanding															4,517,793
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares (in Shares)												194,762	1,560
Common Stock [Member] | November 2023 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares								$ 0.0001
Common Stock [Member] | January 2025 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares							$ 0.0001
Common Stock [Member] | February 2025 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares						$ 0.0001
Share transfer					17,340,000
Common Stock [Member] | 2022 Performance Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued and granted								4,700,000
Grandsky Phoenix Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares (in Shares)										3,750,000	3,750,000